Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Capital and Reserve [line items]
Common shares outstanding	453,677,299	453,069,254	452,318,526
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	453,677,299	453,069,254
Common shares outstanding	453,677,299	453,069,254